Property and Equipment	12 Months Ended
Feb. 02, 2013
Property and Equipment

NOTE 6—PROPERTY AND EQUIPMENT

Property and equipment consists of the following (in thousands):

	February 2, 2013	January 28, 2012
Leasehold improvements (1)	$155,338	$118,898
Computer software	33,459	27,194
Furniture, fixtures and equipment	27,076	16,166
Machinery and equipment	8,866	4,823
Land	2,388	2,388
Building	2,205	2,205
Equipment under capital leases (2)	8,879	13,918

Total property and equipment	238,211	185,592
Less—accumulated depreciation and amortization	(126,805)	(102,034)

Total property and equipment—net	$111,406	$83,558

(1)	Leasehold improvements include construction in progress of $25.9 million and $9.1 million as of February 2, 2013, and January 28, 2012, respectively.
(2)	Accumulated depreciation and amortization include accumulated amortization related to equipment under capital leases of $6.8 million and $8.5 million as of February 2, 2013, and January 28, 2012, respectively.

The Company recorded depreciation expense of $24.3 million, $26.2 million, and $27.8 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.